Stockholders equity	3 Months Ended
Mar. 31, 2011
Stockholders' equity [Abstract]
Stockholders' equity
7. Stockholders’ equity:
(a) Stock-based Compensation—Stock Options:
     We maintain option plans under which we grant stock-based compensation to employees, officers and directors to purchase our common stock. The exercise price of each option is based on the fair value of the company’s stock at the date of grant. Options may be exercised over a five or ten-year period and generally a third of the options vest on each of the first three anniversaries from the grant date. Upon exercise of stock options, we issue our common stock.
     We calculate stock compensation expense for our stock-based compensation awards by measuring the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award, with limited exceptions, by using an option pricing model to determine fair value. A further description can be found in Exhibit 99.1 to a separate Current Report filed an Form 8-K as of the date hereof which revises certain disclosures to our Annual Report on Form 10-K for the year ended December 31, 2010.
     On January 31, 2011, the Compensation Committee of our Board of Directors approved the annual grant of stock options and non-vested restricted stock to certain employees, officers and directors. Pursuant to this authorization, we issued 428,960 shares of non-vested restricted stock at a grant price of $27.94. We expect to recognize compensation expense associated with this grant of non-vested restricted stock totaling $11,982 ratably over the three-year vesting period. In addition, we granted 231,300 stock options to purchase shares of our common stock at an exercise price of $27.94. These stock options vest ratably over a three-year period. We will recognize compensation expense associated with these stock option grants over the vesting period. The fair value of the stock options granted during the quarter ended March 31, 2011 was determined by applying a Black-Scholes option pricing model based on the following assumptions:

Quarter Ended
March 31,
Assumptions:	2011
Risk-free rate	0.96% to 1.92%
Expected term (in years)	3.7 to 5.1
Volatility	54.1%
Calculated fair value per option	$11.32 to $13.53
     We calculated the expected volatility of our common stock based on our historical volatility, adjusted for certain qualitative factors, over the expected term of the options. This volatility factor was used to compute the calculation of the fair market value of stock option grants made during the quarter ended March 31, 2011.
     We projected a rate of stock option forfeitures based upon historical experience and management assumptions related to the expected term of the options. After adjusting for these forfeitures, we expect to recognize expense totaling $2,782 over the vesting period of these 2011 stock option grants. For the quarter ended March 31, 2011, we have recognized expense related to these stock option grants totaling $154, which represents a reduction of net income before taxes. The impact on net income for the quarter ended March 31, 2011 was a decrease of $97, with no impact on diluted earnings per share as reported. The unrecognized compensation costs related to the non-vested portion of these awards was $2,628 as of March 31, 2011 and will be recognized over the applicable remaining vesting periods.
     For the quarters ended March 31, 2011 and 2010, we recognized compensation expense associated with all stock option awards totaling $565 and $750, respectively, resulting in a decrease in net income of $354 and an increase in net loss of $504, with no reduction in earnings per share for the quarter ended March 31, 2011 and a $0.01 reduction in earnings per share for the quarter ended March 31, 2010. Total unrecognized compensation expense associated with outstanding stock option awards at March 31, 2011 was $4,673 or $2,925, net of tax.
     The following tables provide a roll forward of stock options from December 31, 2010 to March 31, 2011 and a summary of stock options outstanding by exercise price range at March 31, 2011:

	Options Outstanding
		Weighted
		Average
		Exercise
	Number	Price
Balance at December 31, 2010	3,141,580	$12.68
Granted	231,300	$27.94
Exercised	(557,169)	$15.19
Cancelled	—	$—

Balance at March 31, 2011	2,815,711	$13.43

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
	Outstanding at	Average	Average	Exercisable at	Average	Average
	March 31,	Remaining	Exercise	March 31,	Remaining	Exercise
Range of Exercise Price	2011	Life (months)	Price	2011	Life (months)	Price
$5.00	60,000	26	$5.00	60,000	26	$5.00
$6.41 — $8.16	1,251,984	72	$6.55	951,174	66	$6.59
$11.66 - $12.53	483,964	102	$12.47	143,765	93	$12.32
$15.90	173,000	82	$15.90	173,000	70	$15.90
$17.60 — $19.87	272,396	70	$19.80	272,396	70	$19.80
$22.55 — $24.07	246,567	61	$23.96	246,567	61	$23.96
$26.26 — $27.94	276,200	111	$27.68	45,000	74	$26.35
$29.88	40,000	86	$29.88	26,667	86	$29.88
$34.19	11,500	87	$34.19	7,667	87	$34.19

	2,815,611	80	$13.43	1,926,236	67	$12.79

     The total intrinsic value of stock options exercised during the quarter ended March 31, 2011 was $8,462. The total intrinsic value of all in-the-money vested outstanding stock options at March 31, 2011 was $36,653. Assuming all stock options outstanding at March 31, 2011 were vested, the total intrinsic value of all in-the-money outstanding stock options would have been $52,158.
(b) Non-vested Restricted Stock:
     We present the amortization of non-vested restricted stock as an increase in additional paid-in capital. At March 31, 2011, amounts not yet recognized related to non-vested restricted stock totaled $19,044, which represented the unamortized expense associated with awards of non-vested stock granted to employees, officers and directors under our compensation plans, including $11,950 related to grants during the quarter ended March 31, 2011. We recognized compensation expense associated with non-vested restricted stock totaling $2,566 and $1,884 for the quarters ended March 31, 2011 and 2010, respectively.
     The following table summarizes the change in non-vested restricted stock from December 31, 2010 to March 31, 2011:

	Non-vested
	Restricted Stock
		Weighted
		Average
	Number	Grant Price
Balance at December 31, 2010	1,672,854	$11.12
Granted	428,960	$27.94
Vested	(752,351)	$10.40
Forfeited	(4,450)	$17.74

Balance at March 31, 2011	1,345,013	$16.87

(c) Treasury Shares:
     In accordance with the provisions of the 2008 Incentive Award Plan, as amended, holders of non-vested restricted stock were given the option to either remit to us the required withholding taxes associated with the vesting of restricted stock, or to authorize us to purchase shares equivalent to the cost of the withholding tax and to remit the withholding taxes on behalf of the holder. Pursuant to this provision, we purchased the following shares in the quarter ended March 31, 2011:

	Shares	Average Price	Extended
Period	Purchased	Paid per Share	Amount
January 1 — 31, 2011	199,634	$27.43	$5,476
February 1 — 28, 2011	—	—	—
March 1 — 31, 2011	1,374	$28.22	39

	201,008		$5,515